Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Initial Public Offering

Note 3 — Initial Public Offering

On March 2, 2021, the Company consummated its Initial Public Offering of 14,950,000 Public Shares, including the 1,950,000 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $149.5 million, and incurring offering costs of approximately $8.8 million, inclusive of approximately $5.2 million in deferred underwriting commissions. For more information on the Waiver related to a portion of the deferred underwriting commissions that the Company received on August 8, 2022 and the partial liquidation of the Trust Account in connection with the adoption of the First Extension Amendment Proposal, the Second Extension Amendment Proposal and the related redemptions of Class A ordinary shares, also see Note 1 above.

Note 3 — Initial Public Offering

On March 2, 2021, the Company consummated its Initial Public Offering of 14,950,000 Public Shares, including the 1,950,000 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $149.5 million, and incurring offering costs of approximately $8.8 million, inclusive of approximately $5.2 million in deferred underwriting commissions. For more information on the waiver related to a portion of the deferred underwriting commissions that the Company received on August 8, 2022 and the partial liquidation of the Trust Account in connection with the adoption of the Extension Amendment Proposal and the related redemption of Class A ordinary shares, also see Note 1 above.